Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [Abstract]
Property, plant and equipment
4.	Property, plant and equipment

The following tables show the movements in the net book values of property, plant and equipment for the years ended December 31, 2021 and 2020, respectively:

In CHF thousands	Furniture	IT equipment	Laboratory equipment	Leasehold improvements	Total
Acquisition cost:
Balance at December 31, 2020	214	1,497	7,958	464	10,133
Acquisitions	207	257	1,315	831	2,610
Disposals	—	—	(77)	—	(77)
Balance at December 31, 2021	421	1,754	9,196	1,295	12,666

Accumulated depreciation:
Balance at December 31, 2020	(61)	(970)	(4,405)	(281)	(5,717)
Depreciation expenses	(45)	(346)	(1,398)	(108)	(1,897)
Disposals	—	—	64	—	64
Balance at December 31, 2021	(106)	(1,316)	(5,739)	(389)	(7,550)

Carrying amount:
December 31, 2020	153	527	3,553	183	4,416
December 31, 2021	315	438	3,457	906	5,116

In CHF thousands	Furniture	IT equipment	Laboratory equipment	Leasehold improvements	Total
Acquisition cost:
Balance at December 31, 2019	158	1,187	6,698	402	8,445
Acquisitions	96	310	1,566	62	2,034
Disposals	(40)	—	(306)	—	(346)
Balance at December 31, 2020	214	1,497	7,958	464	10,133

Accumulated depreciation:
Balance at December 31, 2019	(68)	(627)	(3,619)	(214)	(4,528)
Depreciation expenses	(33)	(343)	(1,092)	(67)	(1,535)
Disposals	40	—	306	—	346
Balance at December 31, 2020	(61)	(970)	(4,405)	(281)	(5,717)

Carrying amount:
December 31, 2019	90	560	3,079	188	3,917
December 31, 2020	153	527	3,553	183	4,416

AC Immune continues to enhance its laboratory equipment to support its R&D functions. This effort has continued for the year ended December 31, 2021, with CHF 1.6 million invested in lab equipment, including the expansion of our leased lab space, and IT equipment, representing an increase of 16.6%.

For the years ended December 31, 2021, 2020 and 2019, the Company incurred CHF 1.9 million, CHF 1.5 million and CHF 1.3 million in depreciation expenses, respectively.